Exploration and Evaluation Expenditures - Arkansas Properties (Details)								9 Months Ended
	Dec. 29, 2020 USD ($)	Dec. 29, 2019 USD ($)	Dec. 29, 2018 USD ($)	Jan. 28, 2018 USD ($)	Dec. 29, 2017 USD ($)	Jul. 26, 2017 CAD ($) a	Jul. 26, 2017 USD ($) a	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Exploration and Evaluation Expenditures
Purchase of exploration and evaluation assets								$ 15,806,296	$ 2,069,120
Property, Columbian and Lafayette Counties, Arkansas | Vendor
Exploration and Evaluation Expenditures
Area of lease property (Acre) | a						33,000	33,000
Purchase of exploration and evaluation assets	$ 750,000	$ 700,000	$ 600,000	$ 500,000
Additional annual payment					$ 1,000,000
Period after agreement to begin annual payment					48 months
Net smelter return royalty (as a percent)					2.50%
Minimum royalty					$ 1,000,000	$ 614,150	$ 500,000